Condensed Financial Statements of the Company	12 Months Ended
Dec. 31, 2020
Condensed Financial Statements [Abstract]
Condensed Financial Statements of the Company

25	CONDENSED FINANCIAL STATEMENTS OF THE COMPANY
The Company performed a test on the restricted net assets of its consolidated subsidiaries and VIEs (the “restricted net assets”) in accordance with Securities and Exchange Commission Regulation
S-X
Rule
4-08
(e) (3), “General Notes to Financial Statements” and concluded that it was applicable to disclose the condensed financial information of the Company.

The following condensed financial statements of the Company have been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the Company used the equity method to account for its investment in its subsidiaries and VIEs. Such investment is presented on the separate condensed balance sheets of the Company as “Investments in subsidiaries and VIEs”. The Company, its subsidiaries and VIEs were included in the consolidated financial statements whereby the inter-company balances and transactions were eliminated upon consolidation. The Company’s share of income/ (loss) from its subsidiaries and VIEs is reported as share of income/ (loss) from subsidiaries and VIEs in the condensed financial statements. Certain information and footnote disclosures generally included in financial statements prepared in accordance with US GAAP have been condensed and omitted.
As of December 31, 2020, there were no material commitments or contingencies, significant provisions for long-term obligations or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.
Condensed Balance Sheets

	As of December 31,
	2019	2020
Assets
Non-current assets
Investments in subsidiaries and VIEs	66,899	97,253

Total non-current assets and total assets	66,899	97,253

Liabilities and Shareholders’ Equity / (Deficit)
Current liabilities
Amounts due to a related party	—	157,663
Bank loan	—	46,637

Total current liabilities and total liabilities	—	204,300

Shareholders’ equity / (deficit)
Ordinary shares (US$0.00001 par value; 5,000,000,000 shares authorized; and 70,488,700 shares issued and outstanding as of December 31, 2019 and 2020, respectively)	—	—
Additional paid-in capital	221,791	64,128
Accumulated other comprehensive loss	(3,223)	(11,242)
Accumulated deficits	(151,669)	(159,933)

Total shareholders’ equity / (deficit)	66,899	(107,047)

Total liabilities and shareholders’ equity / (deficit)	66,899	97,253

Condensed Statements of Comprehensive Income/ (Loss)

	Years Ended December 31,
	2018	2019	2020
Share of (loss) / income from subsidiaries and VIEs	(169,686)	31,604	80,819

Net (loss)/income before income taxes	(169,686)	31,604	80,819
Income tax expense	—	—	—

Net (loss) / income of the Company	(169,686)	31,604	80,819
Other comprehensive ( loss )/income	(1,927)	1,929	(8,019)

Comprehensive (loss)/ income	(171,613)	33,533	72,800

Condensed Statements of Cash Flows

Years Ended December 31,
	2018	2019	2020
Net cash generated from operating activities	—	—	—
Net cash generated from investing activities	—	—	—
Net cash generated from financing activities	—	—	—

Net increase in cash	—	—	—